STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund

May 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.8%
Automobiles & Components - .5%
Gentherm	31,255	[a]	2,154,720
Stoneridge	69,585	[a]	1,439,018
			3,593,738
Banks - 9.0%
BankUnited	105,969		4,414,669
Banner	30,786		1,788,974
Capstar Financial Holdings	7,298		152,017
Central Pacific Financial	86,018		2,076,475
Columbia Banking System	101,613		3,063,632
CVB Financial	90,178		2,234,611
Essent Group	146,709		6,277,678
First Bancorp	355,924		5,313,945
First Bancorp	45,673		1,711,367
First Hawaiian	51,027		1,306,801
First Interstate BancSystem, Cl. A	141,020		5,368,631
First Merchants	62,348		2,566,244
HarborOne Bancorp	106,380		1,520,170
Heritage Commerce	150,536		1,726,648
Heritage Financial	56,445		1,473,215
National Bank Holdings, Cl. A	36,539		1,488,964
Seacoast Banking Corp. of Florida	85,509		2,927,828
Silvergate Capital, Cl. A	32,981	[a]	2,589,008
SouthState	15,281		1,235,010
Synovus Financial	85,738		3,656,726
Texas Capital Bancshares	38,111	[a]	2,154,415
UMB Financial	18,057		1,667,564
United Community Bank	45,725		1,437,137
Webster Financial	42,622		2,092,314
			60,244,043
Capital Goods - 14.6%
AerCap Holdings	22,161	[a]	1,095,640
Aerojet Rocketdyne Holdings	67,506	[a]	2,750,194
AeroVironment	25,332	[a]	2,329,531
APi Group	81,348	[a]	1,419,523
Armstrong World Industries	45,552		3,803,592
Astec Industries	27,475		1,285,006
BWX Technologies	53,684		2,748,621
Construction Partners, Cl. A	149,535	[a]	3,437,810
Curtiss-Wright	11,759		1,669,543

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.8% (continued)
Capital Goods - 14.6% (continued)
Dycom Industries	33,790	[a]	3,146,187
EMCOR Group	23,675		2,500,790
Energy Recovery	199,156	[a]	4,024,943
EnerSys	52,741		3,571,621
Flowserve	63,307		1,994,170
Fluor	463,775	[a]	13,092,368
Gibraltar Industries	57,411	[a]	2,397,483
GrafTech International	620,999		5,390,271
Granite Construction	60,864		1,987,210
Hyster-Yale Materials Handling	4,222		156,003
Kornit Digital	32,077	[a]	1,346,272
Lindsay	10,994		1,385,244
Matrix Service	318,653	[a]	1,921,478
Maxar Technologies	94,438		2,819,919
MDU Resources Group	52,936		1,449,388
Mercury Systems	88,650	[a]	5,302,156
MSC Industrial Direct, Cl. A	33,550		2,849,401
Ribbit LEAP	15,189	[a]	151,358
SiteOne Landscape Supply	10,651	[a]	1,430,110
Spirit AeroSystems Holdings, Cl. A	68,493		2,152,050
Terex	43,531		1,540,562
The AZEK Company	70,698	[a]	1,489,607
The Gorman-Rupp Company	26,728		796,227
Titan Machinery	86,148	[a]	2,275,169
Triumph Group	71,628	[a]	1,095,908
Valmont Industries	8,152		2,093,026
Wabash National	319,213		4,899,920
WESCO International	36,497	[a]	4,583,293
			98,381,594
Commercial & Professional Services - 2.4%
CACI International, Cl. A	12,584	[a]	3,528,176
Huron Consulting Group	27,507	[a]	1,648,219
KBR	134,413		6,688,391
Korn Ferry	19,738		1,213,097
Li-Cycle Holdings	104,894	[a,b]	854,886
The Brink's Company	35,704		2,171,874
			16,104,643
Consumer Durables & Apparel - 3.2%
Callaway Golf	212,584	[a]	4,615,199
Capri Holdings	45,889	[a]	2,236,630
Cavco Industries	8,737	[a]	1,941,012
GoPro, Cl. A	652,496	[a]	4,508,747
Helen of Troy	6,385	[a,b]	1,182,438
Meritage Homes	39,551	[a]	3,374,096

Description	Shares		Value ($)
Common Stocks - 95.8% (continued)
Consumer Durables & Apparel - 3.2% (continued)
Oxford Industries	1,567		142,848
Peloton Interactive, Cl. A	117,673	[a]	1,642,715
Skechers USA, CI. A	7,243	[a]	285,374
Sonos	35,420	[a]	783,845
Under Armour, Cl. C	52,996	[a]	514,061
			21,226,965
Consumer Services - 2.6%
Bloomin‘ Brands	172,844		3,648,737
European Wax Center, Cl. A	67,705		1,794,182
Membership Collective Group, Cl. A	154,647	[a]	1,374,812
Papa John's International	24,984		2,198,842
Planet Fitness, Cl. A	79,181	[a]	5,571,967
Six Flags Entertainment	89,551	[a]	2,628,322
			17,216,862
Diversified Financials - 2.2%
Cohen & Steers	17,803		1,356,767
Federated Hermes	116,087		3,943,475
LPL Financial Holdings	20,414		4,005,023
MarketWise	111,983	[a]	358,346
PJT Partners, Cl. A	44,785		3,396,494
PROG Holdings	19,542	[a]	570,431
WisdomTree Investments	190,965	[b]	1,136,242
			14,766,778
Energy - 8.3%
Cactus, Cl. A	138,314		7,250,420
ChampionX	70,567		1,642,094
Chesapeake Energy	32,606	[b]	3,175,172
CNX Resources	323,061	[a]	7,016,885
Comstock Resources	130,679	[a]	2,522,105
EQT	240,685		11,485,488
Helix Energy Solutions Group	603,835	[a]	2,801,794
Liberty Energy	71,845	[a]	1,168,918
PBF Energy, Cl. A	278,970	[a]	9,261,804
Viper Energy Partners	276,322		9,273,366
			55,598,046
Food & Staples Retailing - 1.9%
Grocery Outlet Holding	156,377	[a]	5,981,420
The Chefs' Warehouse	192,168	[a]	6,866,163
			12,847,583
Food, Beverage & Tobacco - 1.0%
Fresh Del Monte Produce	43,894		1,121,053
Freshpet	36,930	[a]	2,657,852
J&J Snack Foods	10,826		1,388,110

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.8% (continued)
Food, Beverage & Tobacco - 1.0% (continued)
The Boston Beer Company, Cl. A	5,066	[a,b]	1,799,950
			6,966,965
Health Care Equipment & Services - 9.5%
1Life Healthcare	248,796	[a]	2,107,302
Acadia Healthcare	91,034	[a]	6,478,890
Amedisys	36,412	[a]	4,220,515
AtriCure	26,064	[a]	1,058,980
Embecta	65,489	[a]	1,622,817
Encompass Health	36,167		2,370,385
Enovis	20,805	[a]	1,380,204
Evolent Health, Cl. A	233,343	[a,b]	6,563,939
Health Catalyst	158,011	[a]	2,314,861
Inspire Medical Systems	5,945	[a]	1,051,254
iRhythm Technologies	34,265	[a]	4,826,225
ModivCare	42,884	[a]	4,092,420
Nevro	9,544	[a]	415,928
NuVasive	84,736	[a]	4,864,694
Omnicell	6,106	[a]	678,743
Outset Medical	43,267	[a,b]	943,221
Privia Health Group	321,549	[a,b]	7,704,314
R1 RCM	292,083	[a]	6,271,022
Teladoc Health	11,861	[a]	404,341
TransMedics Group	162,883	[a]	4,751,297
			64,121,352
Household & Personal Products - 1.2%
Inter Parfums	38,995		2,877,831
Spectrum Brands Holdings	56,536		4,960,469
			7,838,300
Insurance - 1.5%
BRP Group, Cl. A	149,561	[a]	3,771,928
Palomar Holdings	17,463	[a]	1,085,325
Selective Insurance Group	24,972		1,980,280
The Hanover Insurance Group	21,921		3,213,619
			10,051,152
Materials - 4.4%
Alamos Gold, Cl. A	1,076,918		8,044,577
Carpenter Technology	80,143		2,823,438
Constellium	134,819	[a]	2,277,093
Hecla Mining	407,555		1,923,660
IAMGOLD	364,406	[a,b]	801,693
Largo	249,539	[a,b]	2,255,833
Livent	55,983	[a]	1,779,700
Materion	26,424		2,166,240
MP Materials	41,494	[a]	1,636,108

Description	Shares		Value ($)
Common Stocks - 95.8% (continued)
Materials - 4.4% (continued)
Royal Gold	19,357		2,188,890
Schnitzer Steel Industries, Cl. A	32,185		1,307,355
Tronox Holdings, Cl. A	135,445		2,439,364
			29,643,951
Media & Entertainment - 3.2%
Cardlytics	13,196	[a,b]	341,908
Eventbrite, Cl. A	368,193	[a]	4,318,904
Genius Sports	114,022	[a]	348,907
IMAX	141,756	[a]	2,455,214
John Wiley & Sons, Cl. A	27,020		1,430,979
Lions Gate Entertainment, Cl. A	139,642	[a,b]	1,428,538
Lions Gate Entertainment, Cl. B	149,517	[a]	1,403,965
Magnite	414,038	[a]	4,550,278
Manchester United, Cl. A	62,999	[b]	803,867
Scholastic	40,735		1,528,785
TrueCar	361,019	[a]	1,202,193
Ziff Davis	17,924	[a]	1,368,318
			21,181,856
Pharmaceuticals Biotechnology & Life Sciences - 5.9%
10X Genomics, CI. A	11,893	[a,b]	608,803
Adaptive Biotechnologies	20,402	[a]	159,544
Alkermes	273,257	[a]	8,156,721
Ascendis Pharma, ADR	8,634	[a,b]	729,659
Beam Therapeutics	16,089	[a]	566,011
Biohaven Pharmaceutical Holding	31,299	[a]	4,498,605
CareDx	20,681	[a]	520,127
Cerevel Therapeutics Holdings	97,526	[a,b]	2,548,354
Crinetics Pharmaceuticals	71,875	[a]	1,203,906
Denali Therapeutics	116,035	[a]	2,818,490
Edgewise Therapeutics	49,431	[a]	308,944
Karuna Therapeutics	7,300	[a,b]	761,536
Kymera Therapeutics	53,445	[a]	762,660
MeiraGTx Holdings	30,077	[a]	252,346
NanoString Technologies	54,710	[a,b]	855,664
Natera	31,101	[a]	1,141,096
Pacific Biosciences of California	41,719	[a,b]	234,878
PTC Therapeutics	41,876	[a]	1,229,898
Quanterix	145,361	[a]	2,450,786
Sarepta Therapeutics	32,719	[a]	2,382,598
Twist Bioscience	33,029	[a,b]	1,124,307
Ultragenyx Pharmaceutical	32,790	[a]	1,537,851
uniQure	28,235	[a,b]	405,455
Vanda Pharmaceuticals	13,051	[a]	128,291

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.8% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 5.9% (continued)
Xenon Pharmaceuticals	172,804	[a]	4,553,385
			39,939,915
Real Estate - 4.7%
Agree Realty	38,110	[c]	2,651,313
Colliers International Group	30,937	[b]	3,766,580
Douglas Elliman	142,459		819,139
EPR Properties	90,031	[c]	4,613,188
Highwoods Properties	19,641	[c]	771,695
Newmark Group, Cl. A	52,539		581,607
Pebblebrook Hotel Trust	247,660	[c]	5,574,827
Physicians Realty Trust	99,743	[c]	1,850,233
Potlatchdeltic	44,412	[c]	2,329,854
Rayonier	34,747	[c]	1,432,271
Redfin	78,017	[a,b]	764,567
STAG Industrial	27,871	[c]	928,104
Sunstone Hotel Investors	131,059	[a,c]	1,568,776
Terreno Realty	22,090	[c]	1,341,084
Urban Edge Properties	140,373	[c]	2,646,031
			31,639,269
Retailing - 2.5%
Bed Bath & Beyond	79,037	[a,b]	683,670
Designer Brands, Cl. A	217,834		3,382,962
Funko, Cl. A	94,637	[a]	1,927,756
National Vision Holdings	96,961	[a]	2,728,483
Ollie's Bargain Outlet Holdings	90,485	[a]	4,250,080
Party City Holdco	747,688	[a]	1,076,671
Petco Health & Wellness	157,927	[a,b]	2,520,515
Urban Outfitters	11,018	[a]	231,929
			16,802,066
Semiconductors & Semiconductor Equipment - 2.2%
Diodes	57,285	[a]	4,411,518
MaxLinear	104,265	[a]	4,127,851
Power Integrations	30,385		2,563,886
Semtech	47,732	[a]	3,059,144
SkyWater Technology	41,771	[a,b]	278,613
			14,441,012
Software & Services - 6.7%
A10 Networks	147,023		2,265,624
AvidXchange Holdings	135,470	[a]	1,189,427
ChannelAdvisor	308,556	[a]	4,211,789
Cognyte Software	38,658	[a]	273,699
DigitalOcean Holdings	14,152	[a,b]	691,325
Everbridge	48,252	[a]	1,993,290

Description	Shares		Value ($)
Common Stocks - 95.8% (continued)
Software & Services - 6.7% (continued)
Flywire	6,841	[a]	132,100
HubSpot	10,314	[a]	3,482,935
Limelight Networks	1,305,186	[a]	4,724,773
nCino	18,131	[a]	592,340
Paya Holdings	656,765	[a]	3,868,346
Progress Software	71,017		3,430,831
Rapid7	55,566	[a]	3,937,962
Shift4 Payments, Cl. A	39,879	[a,b]	1,820,476
Twilio, Cl. A	18,181	[a]	1,912,096
Verint Systems	44,982	[a]	2,295,881
WM Technology	214,077	[a]	1,209,535
Zendesk	26,427	[a]	2,416,749
Zuora, Cl. A	458,019	[a]	4,644,313
			45,093,491
Technology Hardware & Equipment - 3.7%
ADTRAN	358,441		6,641,912
Arlo Technologies	298,741	[a]	2,115,086
Calix	75,020	[a]	2,771,239
Corsair Gaming	24,270	[a,b]	389,534
Extreme Networks	639,494	[a]	6,343,780
Lumentum Holdings	44,685	[a]	3,846,485
NETGEAR	25,410	[a]	484,061
nLight	130,224	[a]	1,597,848
Ondas Holdings	72,421	[a,b]	523,604
			24,713,549
Telecommunication Services - .1%
Bandwidth, Cl. A	31,851	[a]	670,145
Transportation - .6%
SkyWest	150,800	[a]	4,065,568
Utilities - 3.9%
Avista	56,585		2,458,052
Chesapeake Utilities	15,064		2,012,098
Clearway Energy, Cl. C	169,027		5,924,396
NextEra Energy Partners	88,883	[b]	6,368,467
NorthWestern	42,193	[b]	2,585,165
PNM Resources	38,598		1,834,563
Portland General Electric	54,551		2,686,637
Southwest Gas Holdings	25,478		2,372,766
			26,242,144
Total Common Stocks (cost $565,913,045)			643,390,987

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Exchange-Traded Funds - .2%
Registered Investment Companies - .2%
iShares Russell 2000 Growth ETF (cost $1,559,596)		7,551		1,664,769
	1-Day Yield (%)
Investment Companies - 4.0%
Registered Investment Companies - 4.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $27,018,893)	0.80	27,018,893	[d]	27,018,893

Investment of Cash Collateral for Securities Loaned - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $7,576,373)	0.80	7,576,373	[d]	7,576,373
Total Investments (cost $602,067,907)		101.1%		679,651,022
Liabilities, Less Cash and Receivables		(1.1%)		(7,718,603)
Net Assets		100.0%		671,932,419

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2022, the value of the fund’s securities on loan was $26,786,526 and the value of the collateral was $28,340,924, consisting of cash collateral of $7,576,373 and U.S. Government & Agency securities valued at $20,764,551. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund

May 31, 2022 (Unaudited)

The following is a summary of the inputs used as of May 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	643,390,987	-	-	643,390,987
Exchange-Traded Funds	1,664,769	-	-	1,664,769
Investment Companies	34,595,266	-	-	34,595,266

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2022, accumulated net unrealized appreciation on investments was $77,583,115, consisting of $145,771,463 gross unrealized appreciation and $68,188,348 gross unrealized depreciation.

At May 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.